Taxation - Loss before income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Tax Credit Carryforward
Total loss before income tax expense	¥ 14,091	$ 1,930	¥ 95,155	¥ 194,035
PRC
Tax Credit Carryforward
Total loss before income tax expense	12,778		45,305	175,801
Others
Tax Credit Carryforward
Total loss before income tax expense	¥ 1,313		¥ 49,850	¥ 18,234